Dividends (Details)			3 Months Ended				6 Months Ended
	Sep. 18, 2026 $ / shares	Sep. 04, 2026 day	Jun. 30, 2026 $ / shares	Jun. 30, 2026 £ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 £ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 £ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 £ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | (per share)			$ 0.08320	£ 0.06184	$ 0.08000	£ 0.05899	$ 0.16640	£ 0.12410	$ 0.16000	£ 0.12075
Dividends Proposed Or Declared, Average Of Market Exchange Rates, Number Of Days | day		3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.08660
ADS [Member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.5196
Dividends paid, ordinary shares per share			$ 0.4992		$ 0.4800		$ 0.9984		$ 0.9600